Income taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 128	$ 146	$ 649
Prior period tax positions:
Increases	6	20	8
Decreases	(8)	(4)	(40)
Current period tax positions	9	10	16
Settlements	(32)	(44)	(477)
Statute expiration	0	0	(10)
Ending balance	$ 103	$ 128	$ 146